Offerings - Offering: 1	Jun. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2033
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit | shares	0.99483
Maximum Aggregate Offering Price	$ 497,415,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,154.24
Offering Note
(1)	The registration fee is calculated in accordance with Rule 457(r) and in reliance on Rule 456(b) of the Securities Act of 1933.